EQUITY TRANSACTIONS (10K) (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Mar. 14, 2014	Feb. 28, 2014	Jan. 06, 2014	Nov. 14, 2013	Oct. 24, 2013	Sep. 06, 2013	Jul. 15, 2013	Mar. 14, 2013	Mar. 07, 2013	Jan. 03, 2013	Dec. 31, 2013	Apr. 15, 2015	Jan. 03, 2014	Dec. 21, 2012
Common Stock Transactions [Abstract]
Number of securities called by warrants (in shares)															1,571,428
Shares issued on exercise of warrants (in shares)		3,000,000
Number of days within which request is declared effective	60 days
Number of days for which statement is effective	80 days
Number of additional days for which filing of statement can be done	60 days
Subsequent Event [Member]
Common Stock Transactions [Abstract]
Number of securities called by warrants (in shares)																361,516
SPA [Member]
Common Stock Transactions [Abstract]
Number of maximum directors that could be appointed		2
Common Stock [Member]
Common Stock Transactions [Abstract]
Number of securities called by warrants (in shares)																	3,000,000
Proceeds from offering	450,000		$ 450,000	$ 450,000	$ 110,000	$ 450,000	$ 500,000	$ 132,000	$ 300,000	$ 300,000	$ 110,000	$ 88,000	$ 500,000	$ 400,000
Shares purchased under stock purchased agreement (in shares)					275,000		1,250,000	330,000	750,000	750,000	275,000	220,000	1,250,000	1,000,000
Shares issued on exercise of warrants (in shares)	750,000		750,000	750,000		750,000
Common Stock [Member] | March SPA [Member]
Common Stock Transactions [Abstract]
Equity investment		440,000
Maximum amount of common stock purchased under Common Stock Purchase Agreement												88,000
Share price (in dollars per share)												$ 0.60
Issuance of shares of common stock under securities purchase agreement (in shares)		1,100,000
Number of securities called by warrants (in shares)		660,000
Common Stock [Member] | March SPA [Member] | Four-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement												110,000
Common Stock [Member] | March SPA [Member] | Eight-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement												132,000
Common Stock [Member] | March SPA [Member] | One-year anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement												110,000
Common Stock [Member] | SPA [Member]
Common Stock Transactions [Abstract]
Equity investment		2,000,000
Maximum amount of common stock purchased under Common Stock Purchase Agreement																		400,000
Share price (in dollars per share)																		$ 0.60
Issuance of shares of common stock under securities purchase agreement (in shares)		5,000,000
Number of securities called by warrants (in shares)		3,000,000
Common Stock [Member] | SPA [Member] | Four-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement																		500,000
Common Stock [Member] | SPA [Member] | Eight-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement																		600,000
Common Stock [Member] | SPA [Member] | One-year anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement																		500,000
Common Stock [Member] | Sacks [Member]
Common Stock Transactions [Abstract]
Proceeds from offering	450,000		150,000	150,000		450,000
Issuance of shares of common stock under assignment agreement	750,000		250,000	250,000		750,000
Common Stock [Member] | TPT [Member]
Common Stock Transactions [Abstract]
Proceeds from offering			$ 300,000	$ 300,000
Issuance of shares of common stock under assignment agreement			500,000	500,000